Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
4.
Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Software and computer equipment	$291	$349
Machinery and equipment	—	34
Furniture and fixtures	32	39
Leasehold improvements	1,584	1,590
Property and equipment, gross	1,907	2,012
Less: accumulated depreciation and amortization	(1,852)	(1,942)
Property and equipment, net	$55	$70

Depreciation expense was $7,000 and $92,000 for the three and nine months ended September 30, 2024, respectively. Depreciation expense was $89,000 and $227,000 for the three and nine months ended September 30, 2023, respectively.

During the three and nine months ended September 30, 2024 and 2023, there were no sales of property and equipment from continuing operations.

Property and equipment are considered assets held for sale when management approves and commits to a plan to dispose of a property or group of properties. The property and equipment held for sale prior to the sale date is separately presented, within current assets, on the condensed consolidated balance sheet as assets held for sale.

Property and equipment related to Archipelago of $51,000 were classified as assets held for sale as of December 31, 2023. During the first quarter of 2024, the Company recorded an impairment of $36,000 related to these assets. During the second quarter of 2024, all Archipelago property and equipment previously held for sale were sold.

Note 5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2023	2022
Software and computer equipment	$349	$383
Machinery and equipment	34	10
Furniture and fixtures	39	83
Leasehold improvements	1,590	1,590
Property and equipment, gross	2,012	2,066
Less accumulated depreciation and amortization	(1,942)	(1,888)
Property and equipment, net	$70	$178

Depreciation expense was $111,000 and $193,000 for the years ended December 31, 2023 and 2022, respectively.

As of December 31, 2022, there was $10,000 of construction in progress included in property and equipment that had not been placed into service and was not subject to depreciation. As of December 31, 2023, there was no construction in progress included in property and equipment.

Property and equipment are considered assets held for sale when management approves and commits to a plan to dispose of a property or group of properties. The property and equipment held for sale prior to the sale date is separately presented, within current assets, on the consolidated balance sheet as assets held for sale.

Property and equipment related to Archipelago, in the amount of $51,000 and $87,000 have been classified as assets held for sale, and are recorded at fair value as of December 31, 2023 and 2022, respectively. The fair value has been estimated using publicly available prices for some of the assets, and business partners' estimates for assets with prices not readily available, due to the relatively small size of the industry in which they can be used.

During the year ended December 31, 2022, management initiated the sale of property and equipment primarily related to the Davis laboratory and Archipelago. The Company completed the sale of such property and equipment with a net gain on sale of property and equipment in the amount of $314,000 recorded on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2022. The proceeds related to the sale of property and equipment during the year ended December 31, 2022 were $920,000.

During the year ended December 31, 2022, the Company recorded write-downs of property and equipment of $162,000 related to Archipelago. There were no such write-downs of property and equipment during the year ended December 31, 2023.